Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted net loss per common share (in Dollars per share)	$ (0.84)	$ (1.00)	$ (0.41)
Weighted average common shares used in computing basic and diluted net loss per common share (in Shares)	19,682,643	11,901,636	6,960,000